REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2017
REGULATORY FRAMEWORK [Abstract]
REGULATORY FRAMEWORK
17.	REGULATORY FRAMEWORK

a)	General framework of the natural gas transportation segment:

General aspects

Regarding TGS’ Natural Gas Transportation business, it is regulated by Law No. 24,076 (the "Natural Gas Act”), its regulatory Decree No. 1,738/92 and other regulation for the transportation and distribution of natural gas in Argentina (the “Regulatory Framework”). The Natural Gas Act created ENARGAS, which is entitled, among other things, to set the basis for the calculation, monitoring, approval of tariffs and the power to verify compliance with the Natural Gas Law and its regulations. On January 28, 2016, Resolution No. 7 of the MINEM repealed the Resolution 2000/2005 of the former Ministry of Federal Planning, Public Investment and Services (“ex MPFIPyS”) which provided that all tariff increases should have the prior intervention of the Undersecretary of Coordination and Management Control.

TGS License has been granted for an original period of 35 years beginning on December 28, 1992. However, the Natural Gas Act provides that TGS may apply to ENARGAS for a renewal of its license for an additional period of ten years. ENARGAS should evaluate at that time the performance of TGS and raise a recommendation to the Executive Branch. At the end of the period of validity of the license, 35 or 45, as appropriate, the Natural Gas Act requires a call for a new tender for the granting of a new license. See point d) in this Note.

Tariff situation

Prior the enactment of the Public Emergency Law, and according to the Regulatory Framework, transportation tariffs were to be calculated in US dollars and converted into Argentine pesos at the time the customer was billed using the exchange rate prevailing at the date of the billing. The basic natural gas transportation tariffs charged by TGS had been established at the time of the privatization of GdE and were to be adjusted, subject to prior authorization, in the following cases: (i) semi-annually to reflect changes in the US producer price index (“PPI”) and (ii) every five years according to efficiency and investment factors determined by ENARGAS. The “efficiency factor” was a reduction to the base tariff resulting from future efficiency programs while the “investment factor” increased the tariffs to compensate the licensees for future investments which were not repaid through tariffs. Also, subject to ENARGAS approval, tariffs were to be adjusted to reflect non-recurrent circumstances or tax changes, other than income tax.

The terms and conditions as described in the precedent paragraph in connection with tariff adjustments contemplated within the Regulatory Framework are no longer effective since the enactment of the Public Emergency Law in early 2002, which, among other provisions, eliminated tariff increased based on US dollar exchange rate fluctuations, foreign price indexes or any other indexing procedure and established a conversion rate of one peso to one US dollar for tariffs. The Public Emergency Law also granted the Executive Branch power to renegotiate contracts entered into with private utility companies, pursuant to the framework included in such law as long as it is in force, which expired on December 31, 2017, after several extensions.

In July 2003, the former Unit for Renegotiation and Assessment of Utilities Contracts (“ex UNIREN”) was created under the joint jurisdiction of the Ministry of Economy (“MH”) and ex MPFIPyS. Ex UNIREN conducted the renegotiation process of the contracts related to utilities and public works, and was entitled to enter into total or partial agreements with the licensees and submit projects regulating the transitory adjustment of tariffs and prices, among other things. As provided in the Public Emergency Law, TGS should have reached a consensus with the ex UNIREN on the modalities, terms and dates for signing the comprehensive agreement before its due date. In the event that such a consensus was not reached, ex UNIREN should have submitted a report to the Executive Branch with recommendations of the next steps to follow in the future.

On February 16, 2016, the Executive Branch issued Decree No. 367/2016. It established the dissolution of the ex UNIREN and transferred to each ministry the responsibility to renegotiate public service agreements (In our case, the MINEM together with MH.

Transitional Agreement

After having received two proposals during 2005 from the ex UNIREN, on October 9, 2008, TGS signed the 2008 Transitional Agreement with ex UNIREN that contemplated a tariff increase of 20%, which would be retroactively applicable to September 1, 2008 (the “2008 Transitional Agreement”). On December 3, 2009, the Executive Branch ratified this transitional agreement through Decree No. 1,918/09. By means of this decree, TGS should have been able to bill the tariff increase to its clients as soon as ENARGAS were published the new tariffs schedule and set the methodology to bill the retroactive effect.

This administrative act did not become effective and because of this delay, in August 2010, TGS requested from ENARGAS authorization to issue the tariff schedule, including the 20% transitory tariff increase and the retroactive collection methodology, and application of an interest rate in line with the established method of payment. ENARGAS responded to TGS that they had submitted the records and the tariff project to the Coordination and Management Control Under-Secretariat (“SCyCG”), which was under the scope of ex MPFIPyS, based on Resolution No. 2000/2005 of ex MPFIPyS.

On September 30, 2010, the Company filed an acción de amparo (a summary proceeding to guarantee constitutional rights) under the terms of the Article 43 of the National Constitution and Law No. 16,986, against ENARGAS and the SCyCG, in order to obtain the implementation of the new tariff schedule, which had favorable reception in court.

On April 7, 2014, ENARGAS issued Resolution No. I-2852/14 (the “Resolution No. I-2852”) containing the new rate schedules authorizing a 20% increase to the rate applicable to the natural gas firm and interruptible transportation rates. This tariff increase was established in a progressive scheme beginning with an 8% increase as from April 1, 2014, an accumulated 14% increase as from June 1, 2014 and an accumulated 20% increase as from August 1, 2014. These tariff increases were not enough to effectively support the increasing operating costs in the natural gas transportation business segment.

On June 5, 2015, ENARGAS issued Resolution No. I-3347/15, complementary to Resolution No. I-2852, which approved an increase in the tariff schedule applicable to the public transportation of natural gas as from May 1, 2015. This increase represented to TGS an increase of 44.3% in the price of the service of natural gas transportation and 73.2% in the Charge of Access and Use (“CAU”).

These increases represented a partial recognition of prior administrative claims made by the Company but they were not enough to alleviate the constant increases in the operating costs. TGS continued with the corresponding actions towards safeguarding its rights, including those necessary to accomplish the signing of the Integral Renegotiation License Agreement (“Integral Renegotiation Agreement”).

On December 9, 2014, TGS filed administrative claims under the terms of Article 30 of the National Administrative Procedures Act to the Argentine government claiming damages for the failure to implement the retroactive increase provisions of the 2008 Transitional Agreement for the period between September 1, 2008 and March 31, 2014 and the lack of adjustment of the CAU.

On February 24, 2016, jointly with the MINEM and the MH, TGS signed a new Transitional Agreement (“2016 Transitional Agreement”). The main implications of the 2016 Transitional Agreement were:

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It set the guidelines to grant to TGS an additional transitional tariff increase. Under this framework, on March 31, 2016, ENARGAS Resolution No. I/3724/2016 (“Resolution 3724”) was issued, which provided for a 200.1% tariff increase over the tariffs applicable to the public service of Natural Gas Transportation and to the CAU as of April 1, 2016 (the “2016 Increase”);

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Subject to the granting of the 2016 Increase, it set the guidelines for the implementation of mandatory investment plan to be approved by ENARGAS of Ps. 794.3 million in nominal value of the 2016 Transitional Agreement date (the “2016 Investment Plan”);

-	Set guidelines to perform an RTI; and

-	Obligated TGS for the non-distribution of dividends without prior authorization of ENARGAS.

The 2016 Increase was granted based on the economic-financial situation, the execution of the 2016 Investment Plan and the commitments of operating and maintenance expenses, administration and commercialization, and in compliance with the maturities of the obligations contracted until that moment. All this allowed TGS to face the RTI process that was extended for a period of one year, based on the normal provision of the public service of natural gas transportation.

The 2016 Increase was granted within the framework of the provisions of Resolutions No. 28/2016 and 31/2016 (jointly “Resolutions 28 and 31”) of the MINEM. Against these resolutions, numerous legal actions were filed requesting their nullity, which seriously affected the established predictability framework.

On August 18, 2016, the Supreme Court partially upheld the ruling issued by the lower courts, establishing: (i) the obligation to comply with the prior public hearing for the determination of the natural gas tariffs related to the transportation and distribution segments, (ii) the obligation to carry out prior public hearings to fix the price of natural gas at the Point of Entry to the Transportation System (“PIST” as its acronym in Spanish), and (iii) the nullity of Resolutions 28 and 31 regarding the residential users, in respect of which the rates had to be retroactive to the amounts in force as of March 31, 2016.

On August 23, 2016, ENARGAS issued Resolution No. I/3961 instructing TGS to apply in relation to the transportation service provided to the license of the natural gas distribution service to supply residential users, the tariff schedule in force as of March 31, 2016.

Subsequently, and within the framework of the public hearing held on September 16 and 18, 2016 (the “September Public Hearing”) following the provisions of the Supreme Court on 6 October 2016, ENARGAS issued Resolution No. I-4054/2016 (“Resolution 4054”). This resolution included the same terms than those included in Resolution 3724 in respect of: (i) the Increase applicable to all users of the public natural gas transportation service, (ii) the execution of the Investment Plan and (iii) restrictions on the payment of dividends. The effect of these tariff schedules was as from October 7, 2016.

As of the date of issuance of these Consolidated Financial Statements, the 2016 Investment Plan is fully executed, and pending of approval by ENARGAS, although with delays, due to the impossibility of TGS to bill the entire 2016 Increase in accordance with the provisions of the Resolution 3724

On March 30, 2017, the Company and the Government signed a new transitional agreement (the “2017 Transitional Agreement”). On the same date and as agreed in the 2017 Transitional Agreement, ENARGAS issued Resolution No. 4362/17 (“Resolution 4362”) by which:

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The RTI process, which will culminate in the signing of the integral agreement, was approved. As a result of this RTI, a new tariff schedule was also approved. This new tariff schedule applicable to the Company determined a total tariff increase of 214.2% and 37%, in the event that it had been granted in a single installment as of April 1, 2017, on the tariff of the natural gas transportation service and the CAU, respectively. Notwithstanding, in accordance with the provisions of Resolution No. 74/2017 (“Resolution 74”) from the MINEM, it provides for a limitation on the full effectiveness of the tariff increase arising from the RTI process until the approvals of the Integral Renegotiation Agreement Act initiated by the Company on March 30, 2017 (the “2017 Integral Renegotiation Agreement”) are completed. This meant that the tariff increase was granted in three stages from April 1, 2017 and December 1, 2017 and, the last one, once the 2017 Integral Renegotiation Agreement is ratified by the PEN.

•
Accordingly, a new transitional tariff schedule was force as from April 1, 2017, which contemplated a rate increase of 64.2% was approved, but no increases for the Access and Use Charge (“CAU”) were approved at that stage.

•	For the determination of the amount of the remaining increases, ENARGAS should consider the corresponding financial effect, without affecting the investment plan mentioned below.

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A Five-Year Investment Plan was approved. Resolution 4362 obliged TGS for the execution of the Five-Year Plan, which requires a high level of essential investments for the operation and maintenance of the pipeline system, to provide quality, safe and reliable service. The Five-Year Plan shall be for the period from April 1, 2017 to March 31, 2022 and will amount to Ps. 6,786,543 (in nominal value at December 2016, adjustable by WPI). If TGS does not execute the Five Year Plan in accordance with ENARGAS’s regulations, it would be subject to fines to be calculated on the value of the work pending execution.

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However, pursuant to Resolution 4362, pending the entry into force of the 2017 Integral Renegotiation Agreement, a transition investment plan is established to be made equal to 10% of the total amount of the Five-Year Investment Plan. This without prejudice to the full compliance of the Five-Year Investment Plan once the 2017 Integral Renegotiation Agreement is in force.

•
A non-automatic six-month adjustment mechanism for the natural gas transportation tariff and the investment commitments were approved. This adjustment must be approved by ENARGAS and for its calculation, the evolution of the WPI published by INDEC will be considered.

Subsequently, on December 1, 2017, ENARGAS issued Resolution No. 120/2017 whereby, after holding the corresponding public hearing on November 14, 2017, TGS was granted a tariff increase of 80.8% on the natural gas transportation service and a 29.7% increase on the CAU as from December 2017. These increases were granted within the framework of the 2017 Transitory Agreement to provide TGS obtains the necessary resources to execute the corresponding Five-Year Investment Plan.

Additionally, the 2017 Transitory Agreement restricts dividends payments. For further information, see Note 18.

Finally, on January 29, 2018, ENARGAS issued Resolution No. 247/2018 whereby a public hearing was convened on February 20, 2018. At the public hearing, a tariff adjustment and the construction project of the Mercedes-Cardales gas pipeline -with financing through an investment factor (factor “k”) were submitted for consideration. As a result of the public hearing, on March 27, 2018, ENARGAS issued Resolution No. 310/2018 which granted the Company with a new tariff increase of 50% in the natural gas transportation tariff and the CAU, effective as from April 1, 2018.

Integral Renegotiation Agreement

In October 2008, TGS received an integral license renegotiation agreement from ex UNIREN (which included the initial 20% tariff increase), whose purpose is the license renegotiation and the overall tariff revision. This proposal was not accepted by TGS since the granting of an indemnity in favor of the Argentine Government was unable to provide.

In October 2011, TGS received a new proposal from ex UNIREN (the “Renegotiation Agreement”) which included similar terms and conditions from the ones included in the last proposal received in 2008. In August 2011 TGS’ Board of Directors approved the new proposal, which was initiated by the Company allowing ex UNIREN to initiate the administrative procedure for finalizing the Renegotiation Agreement. Ex UNIREN issued a supplementary report for the subscription of the Renegotiation Agreement between the Government and TGS, filing it on December 22, 2011 together with the Agreement filed by TGS before the Legal Under Secretary of the ex MPFIPyS. Taking into consideration that the case was returned to UNIREN, on July 16, 2012 TGS called for the continuation of appropriate administrative proceedings. On October 4, 2012, TGS notified the ex UNIREN the filing made before ENARGAS and the National Commission for the Defense of Competition regarding the suspension of the claim initiated by Enron Corp. and Ponderosa against the Argentine Republic and formally required the order of quick sentence.

Given the lack of progress in the administrative procedure in ex MPFIPyS, on December 29, 2014, TGS filed a preliminary administrative appeal under the terms of article 30 of the National Administrative Procedures Act to the Argentina Government claiming damages for the failure to implement the recomposition of the tariff.

After the signing of the successive integral agreements, the 2017 Integral Renegotiation Agreement was signed, which contains similar terms and conditions as those set forth in the agreements initiated in 2008, 2011 and 2015.

The sustainable recovery of the natural gas transportation segment, which, in view of the national energy matrix, is strategic for the country’s development, will depend of the immediate implementation of the RTI process for which TGS presented an ambitious investments and expenditures plan for the five – year period 2017-2021 and for the effective implementation of the Integral Renegotiation Agreement.

On March 27, 2018, the Executive Branch issued Decree No. 250/2018 which ratified the 2017 Integral Renegotiation Agreement. This decree represents the conclusion of the RTI process and the finalization of the 2017 Transitional Agreement, and thus, the final renegotiation of our License. Therefore, we and our former and present shareholders are required to abandon any claim, including the ICSID Claim disclosed below, before June 30, 2018

Acquisition of the Rights of Arbitration Proceedings

In November 2005, in response to the requirement made by the ex UNIREN, Ponderosa Assets L.P. (“Ponderosa”), as an indirect shareholder of TGS and CIESA, informed a claim that was filed jointly with Enron Corp. (together the “Claimants”) against the Argentine Government under the International Centre for Settlement of Investment Disputes of the World Bank (the “ICSID Claim”). The ICSID Claim argues that the pesification of tariffs and other unilateral changes to our regulatory structure affected by the Public Emergency Law and related laws and decrees violate the requirement of fair and equitable treatment under the treaty. On May 22, 2007, ICSID decided in favor of the Claimants and ordered the Government to pay U.S.$ 106.2 million to the them. In July 2010, an ICSID committee annulled the award rendered in 2007 and ordered the Claimants to reimburse the Government the total amount of the annulment award costs. On October 18, 2010, Enron Creditors Recovery Corp. (Enron’s new corporate name) and Ponderosa filed a new claim against the Government before the ICSID. In June 2011, a tribunal to hear the case was constituted.

On March 11, 2011, Pampa Energía entered into a call option agreement with the Claimants in order to acquire the rights to monitor, suspend and withdraw the ICSID Claim. In October, 2011, Pampa Energía acquired the rights under the arbitration proceeding (the “Rights of the arbitration proceeding”) which include the powers to suspend, monitor and withdraw from arbitration proceedings.

Through the enactment of Resolutions No. I-2852 and No. I-3347 and after having verified its effectiveness, the Transitional Agreement was implemented between the Company and ex UNIREN in October 2008, and thus, the condition provided by the loan awarded by TGS to Pampa Energía that consisted of its compulsory cancellation by transferring the rights acquired by Pampa Energía with the proceeds of the Loan in respect of the ICSID Claim . The rights acquired under the arbitration proceeding (the “Rights of the Arbitration Proceeding”) include the powers to suspend, monitor and withdraw from arbitration proceedings.

The acquisition of the Rights of the Arbitration Proceeding by TGS was implemented through the transfer to a trust established abroad of which TGS shall be its beneficiary.

The exercise of the Rights of the Arbitration Proceeding allows TGS to continue with the tariff renegotiation process and comply with the conditions for the signing and implementation of the RTI. In accordance with the terms and conditions of the RTI, TGS may suspend and subsequently abandon those claims brought against Argentina for the lack of tariff adjustments by the PPI following the enactment of the Public Emergency Law.

According to IFRS, the Rights of the arbitration proceeding do not qualify to be recognized as an asset in the financial statements of the Company. Consequently, they were recognized and classified under “Other Operating (loss) / Income” in the Statement of Comprehensive Income for the year ended December 31, 2015. The net loss recognized amounted to Ps. 324,390.

As of the date of issuance of these consolidated financial statements, as agreed with the Government, the Arbitration Proceeding is suspended until April 15, 2018.

In addition, as provided in the 2017 Integral Renegotiation Agreement, and as the last tariff increase as established in Resolution 74 is in force, the Company, CIESA and the shareholders representing at least two thirds of the share capital of CIESA must desist before June 30, 2018 from all the initiated complaints or to initiate against the Government from the sanction of the Law of Public Emergency.

b)	Regulatory Framework for non-regulated segments

Domestic market

The Production and Commercialization of Liquids segment is not subject to regulation by ENARGAS, and as it is provided in the Transfer Agreement, is organized as a separate business unit within TGS, keeping accounting records separately. However, over recent years, the Argentine Government enacted regulations which significantly impacted on it.

In April 2005, the Argentine Government enacted Law No. 26,020 which sets forth the regulatory framework for the industry and commercialization of LPG. Among other things, the Law No. 26,020 creates the framework through which the Secretary of Hydrocarbon Resources (“SHR”) (formerly the Federal Energy Bureau) establishes regulations meant to cause LPG suppliers to guarantee sufficient supply of LPG in the domestic market at low prices. Law No. 26,020 creates a price regime pursuant to which the SHR periodically publish reference prices for LPG sold in the local market. It also sets forth LPG volumes to be sold in the local market.

On March 30, 2015, the Executive Branch issued Decree No. 470/2015, regulated by Resolution No. 49/2015 issued by the Federal Energy Bureau, which created the Programa Hogares con Garrafa (the “Household with Bottles Program”). It replaced Stabilization Agreement signed in September 2008 between the Federal Energy Bureau and the LPG producers (“2008 Stabilization Agreement”) (which, after several extensions, remained in force until March 31, 2015). The Household with Bottles Program was implemented through Resolutions No. 49/2015 and No. 70/2015 issued by the Federal Energy Bureau.

In line with the 2008 Stabilization Agreement, the Household with Bottles Program sets a maximum reference price for the members of the marketing chain in order to guarantee the supply to low-income residential user, by committing the LPG producers to supply at a fixed price (below the market price) with a quota assigned to each producer. This price reduction is partially offset by a subsidy paid to producers by a trust fund created for that purpose. Through the Household with Bottles Program, the Argentine government subsidizes low-income residential users.

On April 1, 2015, the former Federal Energy Bureau issued Resolution No. 70/2015, which sets the new reference prices and the compensation to be paid to domestic LPG producers intended for ten, twelve and fifteen kilos LPG bottles under the Households with Bottles Program. Notes 547/15 and 612/15 of the Federal Energy Bureau notified the volumes to be sold by TGS during 2015.

On March 28 and March 29, 2016, the MINEM informed TGS the volumes of butane and propane, respectively that were assigned to commercialize under this program during 2016. These administrative acts were also duly challenged by TGS.

It is noteworthy that participation in the new program implies that the Company produces and markets the volumes of LPG required by the SHR at prices significantly lower than the market price, which means that, under certain circumstances, the Company might fail to cover production costs, providing a negative operating margin.

As in prior periods, the Company will continue making the corresponding objections in order to safeguard its financial position and to ensure that this situation is not extended in the future.

In this regard, on April 4, 2016, the Company made a request for early release regarding the claim filed on August 18, 2015 on the objections made to Resolutions 49/15 and 70/15.

In addition, the Company filed a motion for reconsideration to administrative acts, which provided butane and propane quotas under the Household with Bottles Program for 2016.

In addition, the Company is a party of the Propane Gas Supply Agreement for induced propane gas distribution networks (“Propane for Networks Agreement”) entered into with the Argentine Government by which it undertakes to supply propane to the domestic market at a lower price to the market. In compensation, the Company receives an economic compensation calculated as the difference between the sales price and the export parity determined by the MINEM.

In June 2016, the Company signed the thirteenth and fourteenth extensions to the Propane Network Agreement, which provides for propane deliveries through April 30, 2017. In September 2016, the Company signed the addenda corresponding to these agreements for the purpose of re-determination of the price of propane sold by TGS to distributors and sub-distributors as a result of a judicial judgment issued on August 18, 2016.

On October 6, 2016, the MINEM issued Resolution No. 212, which provided for the new price of propane to be sold under the Propane for Networks Agreement paid by residential users.

As mentioned above, both the Households with Bottles Program and the Propane for Networks Agreement established payment of compensation, calculated as a difference between the price set by the Government and the export parity price. Over recent years, this compensation has been paid with significant delays.

On May 20, 2016, Decree No. 704/2016 provided for the extension of the issuance of Argentine Bonds in US dollars with an annual rate of 8%, which will expire in 2020 (“BONAR 2020”) which were used to, among others, the cancellation of the compensation due of related to Propane for Networks Agreement. On June 22, 2016, the Company gave written consent and agreement to the terms and conditions of Decree No. 704/2016 (the “Letter of Consent”) to the MINEM. Within this letter, TGS accepted the cancellation of the amounts due as compensation for propane networks Agreement until December 31, 2015, according to the methodology of cancellation informed by the SHR, which amounted to Ps. 140,496. On October 5, 2016, TGS received BONAR 2020 for an original nominal value of U.S.$ 8.0 million.

As of December 31, 2016, the Argentine Government owed Ps. 156,399 to the Company for these concepts. On September 2, 2016, TGS submitted a note to MINEM demanding payment of the amounts owed on that date.

On March 14, 2017, the MINEM issued Resolution No. 34/17 authorizing the payment of Ps. 91,578 corresponding to the compensation due for the participation in the Propane for Networks Agreement from the months of January to March and May to October 2016, which were collected on April 26, 2017. In this sense, during 2017, we received of the SHR the payment of Ps. 216.1 million owed as compensation for the year 2016 and certain months of 2017.

As of December 31, 2017, we recorded a receivable against the Argentine Government by Ps. 173,311.

On the other hand, Resolution 74 provides for the increase of the price of the propane gas used for the Propane for Networks Agreement as of April 1, 2017. The price is established at Ps. 1,267 / ton (“tn”) and Ps. 2,832 / tn depending on the customer to whom the product is intended. As in previous periods, the difference between the determined price and the export parity price determined by the MINEM is compensated to the Company through the economic compensation paid by the Government.

Regarding the Household with Bottles Program, it has also recorded price increases in accordance with the provisions of Resolutions N° 56-E/2017 and N° 287-E/2017 issued by the ME. Thus, prices were set at Ps. 2,568 per ton of butane and Ps. 2,410 for propane as from April 2017 and Ps. 4,302 per ton as from December 1, 2017 for butane and Ps. 4,290 per ton for propane starting December 1, 2017. The compensation received from the Government remained fixed at Ps. 550/ton.

Decree No. 2,067 / 08 (the “Decree”)

Through Presidential Decree No. 2,067/08, the Executive Branch created a tariff charge to be paid by (i) the users of regulated services of transportation and / or distribution, (ii) natural gas consumers receiving natural gas directly from producers without making use of transportation systems or natural gas distribution, (iii) the natural gas processing companies in order to finance the import of natural gas. The tariff charge set forth in this decree financed the higher price of the natural gas imports required to compensate the injection of natural gas necessary to meet national requirements (the “Charge”). When the Charge was created, TGS paid it in accordance with the provisions of Resolution I-563/2008, at Ps. 0.0492 per cubic meter.

The payment of the natural gas processing tariff charge was selectively subsidized from 2008 according to the destination of the natural gas. In November 2011, however, ENARGAS issued Resolution No. 1,982/11 and 1,991/11 (the “Subsidy Beneficiaries Resolutions”) which modified the list of the subsidy beneficiaries, and thus, involved a cost increase for many of our clients and for us (for certain of our consumption for our own account). The natural gas processing tariff charge increased from Ps. 0.049 to Ps. 0.405 per cubic meter of natural gas effective from December 1, 2011, representing a significant increase in our variable costs of natural gas processing.

In order to avoid this damage, TGS appealed against the Presidential Decree and the Resolutions including the Government, ENARGAS and ex MPFIPyS as defendants. For further information regarding the legal action filed the Company, see Note 19.b.

On March 28, 2016, the MINEM issued Resolution No. 28/16 (“Resolution 28”), which instructed ENARGAS to take all the necessary measures to derogate the tariff charge created by Decree No. 2,067/08 as from April 1, 2016.

However, such Resolution does not repeal or declare illegitimate this decree and the Subsidy Beneficiaries Resolutions for which the judicial action is still ongoing.

c)	Expansion of the natural gas transportation system

Since 2004, the natural gas transportation system expansion works have been carried out under the Gas Trust Fund Program framework, which was created through Executive Branch Decree No. 180/04 and Resolution No. 185/04 issued by the ex MPFIPyS, aimed at financing the expansion of the national natural gas transportation system in a manner different from that established in the License.

Under this framework, several expansion works of the gas pipeline system have been executed, which were financed with the contributions of funds from natural gas producers and shippers awarded the incremental transportation capacity, with a structure that contemplates the recovery through the income from specific fiduciary charges, paid by all shippers who have firm transportation contracts, except distribution companies. In addition, TGS is in charge of the rendering of firm transportation services. For these services, TGS is being paid a monthly CAU.

In this sense, TGS assumed the role of technical manager of the expansion works of its gas pipeline system, for which it signed, in December 2006, the respective management contract. For such services, TGS was paid by the Argentine Government through Valores Representativos de Deuda Obra 3 (“debt securities”) issued by Nación Fideicomiso S.A. (“NAFISA”). These debt securities amortize principal in 85 monthly, consecutive and equal installments and bear CER interest plus an 8% from their date of issue.

On July 20, 2016, NAFISA notified TGS of MINEM’s decision to suspend the works to expand the firm natural gas transport capacity carried out under this program.

As of December 31, 2017, these debt securities were classified as “Other financial assets at amortized cost” in the Statement of Financial Position, with a balance of Ps. 21,584.

d)	Essential assets

A substantial portion of the assets transferred by GdE has been defined as essential for the performance of the natural gas transportation service. Therefore, TGS is required to keep separated and maintain these assets, together with any future improvements, in accordance with certain standards defined in the License.

TGS may not, for any reason, dispose of, encumber, lease, sublease or loan essential assets nor use such assets for purposes other than the provision of the licensed service without ENARGAS´s prior authorization. Any expansion or improvements that it makes to the gas pipeline system may only be encumbered to secure loans that have a term of more than one year to finance such extensions or improvements.

Upon expiration of the License, TGS will be required to transfer to the Argentine government or its designee, the essential assets listed in an updated inventory as of the expiration date, free of any debt, encumbrances or attachments. If the Company decides not to continue with the license, TGS will receive a compensation equal to the lower of the following two amounts:

i)
the net book value of the essential assets determined on the basis of the price paid by the acquiring joint arrangements, and the original cost of subsequent investments carried in US dollars and adjusted by the PPI, net of accumulated depreciation according to the calculation rules to be determined by ENARGAS; or

ii)	the net proceeds of a new competitive bidding (the “New Bidding”)

Once the period of the extension of the License expires, TGS will be entitled to participate in the New Bidding, and thus, it shall be entitled to:

(i)    that its bid in the New Bidding be computed at an equal to the appraisal value to be determined by an investment bank selected by ENARGAS, which represents the value of the business of providing the licensed service as it is driven by the Licensee at the valuation date, as a going concern and without regard to the debts;

(ii)   to obtain the new License, without payment, in the event that any bid submitted in the New Bidding exceeds the appraised value;

(iii)  to match the best bid submitted by third parties in the New Bidding, if it would be higher than its bid mentioned in (i), paying the difference between both values to obtain the new License;

(iv)  if the Company is unwilling to match the best bid made by a third party, to receive the appraisal value as compensation for the transfer of the Essential Assets to the new licensee.